Acquisition - Additional information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amount paid to acquire company	$ 180,683	¥ 14,816,000	¥ 1,415,000	¥ 4,760,000